Advance Operating Lease Payments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Advance Operating Lease Payments

December 31, 2018
RMB
Land use rights	58,858
Advance lease payments	19,382

78,240